Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 62.0%
Penn Series Flexibly Managed Fund*	47,771	$4,116,459
Penn Series Index 500 Fund*	234,691	8,768,044
Penn Series Large Cap Growth Fund*	57,852	2,003,985
Penn Series Large Cap Value Fund*	139,091	5,482,986
Penn Series Large Core Value Fund*	205,580	5,466,360
Penn Series Large Growth Stock Fund*	8,357	666,093
Penn Series Mid Cap Growth Fund*	31,268	1,364,549
Penn Series Mid Cap Value Fund*	53,391	1,375,876
Penn Series Mid Core Value Fund*	154,233	4,847,550
Penn Series Real Estate Securities Fund*	62,028	2,009,076
Penn Series Small Cap Growth Fund*	20,737	1,369,443
Penn Series Small Cap Index Fund*	61,536	2,076,839
Penn Series SMID Cap Growth Fund*	23,820	1,348,931
Penn Series SMID Cap Value Fund*	38,611	1,399,252
TOTAL AFFILIATED EQUITY FUNDS (Cost $30,399,557)		42,295,443

AFFILIATED FIXED INCOME FUNDS — 8.2%
Penn Series High Yield Bond Fund*	125,195	2,095,763
Penn Series Limited Maturity Bond Fund*	260,979	3,504,950
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $5,148,001)		5,600,713

AFFILIATED INTERNATIONAL EQUITY FUNDS — 29.3%
Penn Series Developed International Index Fund*	470,313	8,042,346
Penn Series Emerging Markets Equity Fund*	294,134	4,117,878
Penn Series International Equity Fund*	186,581	7,864,402
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $15,177,093)		20,024,626

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $403,121)	403,121	403,121
TOTAL INVESTMENTS — 100.1% (Cost $51,127,772)		$68,323,903
Other Assets & Liabilities — (0.1)%		(47,801)
TOTAL NET ASSETS — 100.0%		$68,276,102

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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